UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6385

Nuveen Ohio Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO)
	November 30, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 8.2% (5.9% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
$ 4,000	5.125%, 6/01/24	6/17 at 100.00	B	$ 3,610,360
11,945	5.875%, 6/01/47	6/17 at 100.00	BB	10,654,579
115	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/13 at 100.00	BBB+	115,130
	Series 2002, 5.375%, 5/15/33
16,060	Total Consumer Staples			14,380,069
	Education and Civic Organizations – 10.9% (7.9% of Total Investments)
920	Miami University of Ohio, General Receipts Bonds, Series 2011, 5.000%, 9/01/36	9/21 at 100.00	AA	1,089,050
750	Miami University of Ohio, General Receipts Bonds, Series 2012, 4.000%, 9/01/33	9/22 at 100.00	AA	830,033
1,650	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	1,744,380
	2006, 5.000%, 7/01/41
1,750	Ohio Higher Education Facilities Commission, General Revenue Bonds, Oberlin College, Series	10/13 at 100.00	AA	1,811,548
	2003, 5.125%, 10/01/24
1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Ba2	992,090
	2005, 5.000%, 12/01/29
2,420	Ohio Higher Educational Facilities Commission, General Revenue Bonds, University of Dayton,	12/16 at 100.00	A	2,714,490
	2006 Project, Series 2006, 5.000%, 12/01/30 – AMBAC Insured
935	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2004,	11/14 at 100.00	AA	1,012,399
	5.000%, 11/01/21
1,320	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series	12/14 at 100.00	A	1,425,560
	2004, 5.000%, 12/01/25 – AMBAC Insured
770	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series	6/13 at 100.00	Ba2	770,793
	2001, 5.500%, 12/01/15
1,500	Ohio State Higher Education Facilities, Revenue Bonds, Case Western Reserve University, Series	12/16 at 100.00	AA–	1,682,535
	2006, 5.000%, 12/01/44 – NPFG Insured
2,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds,	11/18 at 100.00	A–	2,315,600
	Xavier University 2008C, 5.750%, 5/01/28
2,605	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D, 5.000%,	6/14 at 100.00	AA–	2,756,663
	6/01/25 – AMBAC Insured
17,620	Total Education and Civic Organizations			19,145,141
	Health Care – 23.8% (17.3% of Total Investments)
1,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series	6/20 at 100.00	AA–	1,133,990
	2010A, 5.250%, 6/01/38
2,500	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.500%, 11/01/40	11/20 at 100.00	BBB+	2,844,075
3,405	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	N/R	3,565,988
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,
	Improvement Series 2009:
250	5.000%, 11/01/34	11/19 at 100.00	Aa2	280,945
300	5.250%, 11/01/40	11/19 at 100.00	Aa2	339,783
1,200	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	1,309,188
	2005, 5.000%, 11/01/40
2,400	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond	11/21 at 100.00	AA+	3,038,304
	Trust 11-21B, 9.316%, 11/15/41 (IF) (4)
	Hamilton County, Ohio, Revenue Bonds, Children’s Hospital Medical Center, Series 2004J:
2,455	5.250%, 5/15/16 – FGIC Insured	5/14 at 100.00	BBB	2,575,270
1,260	5.125%, 5/15/28 – FGIC Insured	5/14 at 100.00	BBB	1,292,546
1,000	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series	6/21 at 100.00	A2	1,210,150
	2011A, 6.250%, 12/01/34
	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2008D:
90	5.000%, 11/15/38	11/18 at 100.00	AA–	98,340
40	5.125%, 11/15/40	11/18 at 100.00	AA–	43,930
2,665	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	3,313,821
	2011A, 6.000%, 11/15/41
785	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A2	862,841
	Inc., Series 2006, 5.250%, 5/15/21
430	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center	8/21 at 100.00	A2	483,948
	Project, Refunding Series 2011, 5.250%, 8/01/41
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A:
1,500	5.000%, 5/01/30	5/14 at 100.00	AA–	1,564,500
2,500	5.000%, 5/01/32	5/14 at 100.00	AA–	2,607,500
1,350	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	1,470,218
95	Ohio Higher Educational Facilities Commission, Revenue Bonds, University Hospitals Health	1/17 at 100.00	AA+	107,539
	System Inc., Series 2007A, 5.250%, 1/15/46 – BHAC Insured
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic
	Health System Obligated Group, Series 2008A:
1,315	5.000%, 1/01/25	1/18 at 100.00	Aa2	1,489,540
50	5.250%, 1/01/33	1/18 at 100.00	Aa2	56,033
1,200	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health	5/20 at 100.00	AA–	1,353,228
	System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured
1,000	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	1,149,190
	Obligated Group, Series 2009A, 5.500%, 1/01/39
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System
	Obligated Group, Tender Option Bond Trust 3551:
375	19.555%, 1/01/17 (IF)	No Opt. Call	Aa2	552,510
2,700	20.062%, 1/01/33 (IF)	1/19 at 100.00	Aa2	4,311,252
1,100	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	No Opt. Call	Aa2	1,756,436
	Obligated Group, Tender Option Bond Trust 3591, 20.220%, 1/01/17 (IF)
1,200	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	1,279,032
	5.250%, 11/15/36
600	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008,	12/18 at 100.00	A2	684,894
	5.750%, 12/01/35
1,170	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County	12/22 at 100.00	Baa2	1,261,178
	Hospital Project, Series 2012, 5.000%, 12/01/42 (WI/DD, Settling 12/06/12)
35,935	Total Health Care			42,036,169
	Housing/Multifamily – 4.9% (3.5% of Total Investments)
1,385	Clermont County, Ohio, GNMA Collateralized Mortgage Revenue Bonds, S.E.M. Villa II Project,	2/13 at 100.00	Aaa	1,388,282
	Series 1994A, 5.950%, 2/20/30
	Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds,
	Longwood Phase One Associates LP, Series 2001A:
2,120	5.350%, 1/20/21 (Alternative Minimum Tax)	1/13 at 101.00	Aaa	2,145,186
2,250	5.450%, 1/20/31 (Alternative Minimum Tax)	1/13 at 101.00	Aaa	2,274,368
800	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aa1	879,144
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
670	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna	6/16 at 102.00	Aaa	706,669
	Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)
1,100	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	AA+	1,186,944
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)
8,325	Total Housing/Multifamily			8,580,593
	Housing/Single Family – 0.2% (0.1% of Total Investments)
355	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities	9/15 at 100.00	Aaa	367,943
	Program, Series 2006H, 5.000%, 9/01/31 (Alternative Minimum Tax)
	Industrials – 0.9% (0.6% of Total Investments)
625	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund	11/15 at 100.00	BBB	637,963
	Program – Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)
895	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Jergens Inc.,	5/13 at 100.00	BBB	900,119
	Series 1998A, 5.375%, 5/15/18 (Alternative Minimum Tax)
1,520	Total Industrials			1,538,082
	Long-Term Care – 1.1% (0.8% of Total Investments)
490	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	559,531
	Services, Improvement Series 2010A, 5.625%, 7/01/26
1,165	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	1,336,546
	Refunding & improvement Series 2010, 6.625%, 4/01/40
1,655	Total Long-Term Care			1,896,077
	Materials – 1.2% (0.9% of Total Investments)
2,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	2,142,300
	4.500%, 12/01/15
	Tax Obligation/General – 27.0% (19.6% of Total Investments)
	Butler County, Ohio, General Obligation Bonds, Series 2002:
110	5.000%, 12/01/21 – NPFG Insured	12/13 at 100.00	Aa1	114,967
100	5.000%, 12/01/22 – NPFG Insured	12/13 at 100.00	Aa1	104,515
2,630	Central Ohio Solid Waste Authority, General Obligation Bonds, Refunding & Improvements, Series	6/22 at 100.00	AAA	3,267,302
	2012, 5.000%, 12/01/28 – AGM Insured
1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series	6/14 at 100.00	AA	1,066,130
	2004, 5.000%, 12/01/22 – AGM Insured
3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	AA+	1,781,040
	0.000%, 12/01/28 – AGM Insured
1,200	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	1,304,736
1,195	Fairview Park City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aa2	1,312,361
	2005, 5.000%, 12/01/24 – NPFG Insured
1,840	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/28	12/17 at 100.00	AAA	2,158,486
1,500	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA+	1,659,900
1,355	Grove City, Ohio, General Obligation Bonds, Construction & Improvement Series 2009,	12/19 at 100.00	Aa1	1,598,886
	5.125%, 12/01/36
7,020	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%,	6/17 at 100.00	AA–	7,861,767
	12/01/34 – AGM Insured
1,850	Hilliard City School District, Franklin County, Ohio, General Obligation Bonds, School	12/15 at 100.00	Aa1	2,064,582
	Construction, Series 2005, 5.000%, 12/01/26 – NPFG Insured
3,000	Hilliard School District, Franklin County, Ohio, General Obligation Bonds, Series 2006A,	12/16 at 100.00	Aa1	3,470,340
	5.000%, 12/01/25 – NPFG Insured
2,580	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	Aa3	2,912,175
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured
660	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011,	No Opt. Call	Aa1	547,477
	0.000%, 12/01/21
800	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007,	12/17 at 100.00	Aa2	939,736
	5.000%, 12/01/25 – FGIC Insured
1,585	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	1,791,351
505	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AA–	562,681
	2006, 5.000%, 12/01/25 – AGM Insured
500	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds,	6/17 at 100.00	Aaa	573,195
	Series 2007, 5.000%, 12/01/31
1,500	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	Aa3	2,000,415
	Series 2007, 5.250%, 12/01/31 – AGM Insured
1,350	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008,	12/18 at 100.00	Aa3	1,549,503
	5.250%, 12/01/36
505	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	A2	642,118
	5.500%, 12/01/24 – AMBAC Insured
275	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities	6/22 at 100.00	Aa3	320,059
	Construction & Improvement Series 2012, 5.000%, 12/01/36
1,000	Newark City School District, Licking County, Ohio, General Obligation Bonds, Series 2005,	12/15 at 100.00	Aa3	1,102,860
	5.000%, 12/01/28 – FGIC Insured
1,000	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities	11/18 at 100.00	Aa2	1,131,220
	Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36
500	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/18 at 100.00	Aa1	580,765
	Bonds, Series 2008, 5.000%, 12/01/36
1,510	Painesville City School District, Ohio, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	A1	1,625,742
	12/01/22 – FGIC Insured
2,000	South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and Urban Redevelopment,	6/22 at 100.00	Aa2	2,336,720
	Series 2012, 5.000%, 6/01/42
250	South-Western City School District, Franklin and Pickaway Counties, Ohio, General Obligation	6/22 at 100.00		298,258
	Bonds, School Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36
70	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series	12/12 at 100.00	Aaa	70,323
	1996, 5.950%, 12/01/21
100	Sylvania City School District, Lucas County, Ohio, General Obligation Bonds, School	6/17 at 100.00	Aa2	114,271
	Improvement Series 1995, 5.250%, 12/01/36 – AGC Insured
650	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds,	6/19 at 100.00	AA	737,458
	School Improvment Series 2009, 5.125%, 12/01/37
43,140	Total Tax Obligation/General			47,601,339
	Tax Obligation/Limited – 18.6% (13.4% of Total Investments)
4,000	Cuyhoga County, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, Medical	12/20 at 100.00	AA	4,713,279
	Mart-Convention Center Project, Series 2010F, 5.000%, 12/01/27
3,000	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue	12/15 at 100.00	Aaa	3,330,060
	Anticipation Bonds, Series 2005, 5.000%, 12/01/27 – AMBAC Insured
1,305	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	1,492,268
545	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	617,894
1,010	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement	12/21 at 100.00	AAA	1,254,380
	Bonds, Refunding Series 2012, 5.250%, 12/01/27
1,085	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004,	6/14 at 100.00	A+	1,146,823
	5.000%, 12/01/18 – FGIC Insured
4,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 5.000%,	12/16 at 100.00	A+	4,458,920
	12/01/32 – AMBAC Insured
1,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%,	No Opt. Call	AA–	548,790
	12/01/28 – AGM Insured
2,000	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A, 5.000%, 12/01/31	12/21 at 100.00	A+	2,316,100
140	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series	10/22 at 100.00	A1	169,330
	2012C, 5.000%, 10/01/24
800	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AA	880,608
	Series 2005A, 5.000%, 4/01/25 – AGM Insured
23,215	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	7,391,191
	2009A, 0.000%, 8/01/34
7,875	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	2,330,449
	2010A, 0.000%, 8/01/35
1,645	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Refunding Series 2012A,	12/22 at 100.00	AA+	2,050,180
	5.000%, 12/01/23
51,620	Total Tax Obligation/Limited			32,700,272
	Transportation – 3.8% (2.8% of Total Investments)
1,000	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A, 5.000%, 1/01/31 – AGM Insured	1/22 at 100.00	AA–	1,168,840
3,050	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%,	12/13 at 100.00	A–	3,117,893
	12/01/23 – RAAI Insured (Alternative Minimum Tax)
2,000	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AA	2,463,500
6,050	Total Transportation			6,750,233
	U.S. Guaranteed – 25.1% (18.2% of Total Investments) (5)
	Butler County, Ohio, General Obligation Bonds, Series 2002:
1,235	5.000%, 12/01/21 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	Aa1 (5)	1,293,354
1,100	5.000%, 12/01/22 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	Aa1 (5)	1,151,975
1,500	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aa1 (5)	1,671,585
	2005, 5.000%, 12/01/30 (Pre-refunded 6/01/15) – AGM Insured
1,000	Central Ohio Solid Waste Authority, General Obligation Bonds, Series 2004A, 5.000%, 12/01/15	6/14 at 100.00	AAA	1,070,690
	(Pre-refunded 6/01/14) – AMBAC Insured
1,380	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/25	6/14 at 100.00	BBB+ (5)	1,430,301
	(Pre-refunded 6/01/14) – AMBAC Insured
	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
1,020	6.000%, 1/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa2 (5)	1,054,292
980	6.000%, 1/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa2 (5)	1,012,948
1,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2005B, 5.000%,	No Opt. Call	A– (5)	1,092,980
	12/01/14 – SYNCORA GTY Insured (ETM)
1,000	Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/19 (Pre-refunded	6/14 at 100.00	Aa2 (5)	1,074,120
	6/01/14) – AMBAC Insured
1,000	Dublin City School District, Franklin, Delaware and Union Counties, Ohio, General Obligation	12/13 at 100.00	AAA	1,047,770
	Bonds, Series 2003, 5.000%, 12/01/22 (Pre-refunded 12/01/13) – AGM Insured
1,000	Hudson City School District, Ohio, Certificates of Participation, Series 2004, 5.000%, 6/01/26	6/14 at 100.00	Aa3 (5)	1,069,900
	(Pre-refunded 6/01/14) – NPFG Insured
1,160	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	Aa1 (5)	1,187,875
	5.000%, 12/01/22 (Pre-refunded 6/01/13) – NPFG Insured
760	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Series 2004,	12/13 at 100.00	N/R (5)	796,146
	5.000%, 12/01/25 (Pre-refunded 12/01/13) – FGIC Insured
480	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2004,	11/14 at 100.00	Aa3 (5)	522,542
	5.000%, 11/01/21 (Pre-refunded 11/01/14)
2,645	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/14 at 100.00	AA (5)	2,819,438
	Project, Series 2004A, 5.250%, 4/01/15 (Pre-refunded 4/01/14) – NPFG Insured
1,500	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A (5)	1,699,725
	Hospitals Health System, Series 2009, 6.750%, 1/15/39 (Pre-refunded 1/15/15)
	Ohio State University, General Receipts Bonds, Series 2003B:
2,450	5.250%, 6/01/22 (Pre-refunded 6/01/13)	6/13 at 100.00	N/R (5)	2,512,181
550	5.250%, 6/01/22 (Pre-refunded 6/01/13)	6/13 at 100.00	Aa1 (5)	563,910
525	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match,	6/18 at 100.00	AAA	643,855
	Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured
	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water
	Quality Project, Series 2005B:
1,225	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,363,817
275	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	306,163
3,000	Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2003F, 5.000%, 2/01/23	2/13 at 100.00	AA+ (5)	3,024,390
	(Pre-refunded 2/01/13)
1,000	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Series 2003B-II,	6/13 at 100.00	AA (5)	1,024,030
	5.000%, 6/01/16 (Pre-refunded 6/01/13)
	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation
	Bonds, Series 2004A:
1,315	5.250%, 12/01/23 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (5)	1,411,850
3,380	5.250%, 12/01/24 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (5)	3,628,937
1,000	Princeton City School District, Butler County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	AA (5)	1,047,770
	5.000%, 12/01/30 (Pre-refunded 12/01/13) – NPFG Insured
1,510	University of Akron, Ohio, General Receipts Bonds, Series 2003A, 5.000%, 1/01/21 (Pre-refunded	1/13 at 100.00	AA– (5)	1,516,131
	1/01/13) – AMBAC Insured
850	University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C, 5.000%, 6/01/22	6/13 at 100.00	AA– (5)	870,502
	(Pre-refunded 6/01/13) – FGIC Insured
1,200	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D, 5.000%, 6/01/19	6/14 at 100.00	AA– (5)	1,283,880
	(Pre-refunded 6/01/14) – AMBAC Insured
	Warren City School District, Trumbull County, Ohio, General Obligation Bonds, Series 2004:
2,515	5.000%, 12/01/20 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA (5)	2,691,981
1,170	5.000%, 12/01/22 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA (5)	1,252,333
1,000	West Chester Township, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%,	12/13 at 100.00	Aaa	1,047,870
	12/01/28 (Pre-refunded 12/01/13) – NPFG Insured
41,725	Total U.S. Guaranteed			44,185,241
	Utilities – 5.5% (4.0% of Total Investments)
2,500	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	2,838,150
	Series 2008A, 5.250%, 2/15/43
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B:
2,000	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	A2	1,075,560
2,105	0.000%, 11/15/32 – NPFG Insured	No Opt. Call	A2	910,244
2,155	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	A2	840,342
1,465	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project,	5/13 at 100.00	Baa1	1,467,417
	Series 1999C, 5.150%, 5/01/26 – AMBAC Insured
950	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	No Opt. Call	A1	518,168
	Hydroelectric Project – Joint Venture 5, Series 2001, 0.000%, 2/15/29 – NPFG Insured
2,000	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	A1	2,105,680
	Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/20 – AMBAC Insured
13,175	Total Utilities			9,755,561
	Water and Sewer – 6.9% (5.0% of Total Investments)
4,850	Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A, 5.000%, 12/01/37	12/21 at 100.00	AAA	5,806,904
430	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%,	12/17 at 100.00	A1	491,980
	12/01/32 – AMBAC Insured
1,250	Cleveland, Ohio, Water Revenue Bonds, Second Lien Series 2012A, 5.000%, 1/01/25	1/22 at 100.00	Aa2	1,553,675
1,025	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Aa1	1,326,606
	1993G, 5.500%, 1/01/21 – NPFG Insured
1,220	Hamilton, Ohio, Wastewater System Revenue Bonds, Series 2005, 5.250%, 10/01/22 – AGM Insured	10/15 at 100.00	Aa3	1,354,712
100	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%,	12/20 at 100.00	Aa3	116,327
	12/01/40 – AGM Insured
225	Marysville, Ohio, Wastewater Treatement System Revenue Bonds, Series 2007, 5.000%,	12/17 at 100.00	A–	250,369
	12/01/37 – SYNCORA GTY Insured
1,170	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2006, 5.250%,	12/16 at 100.00	A–	1,355,890
	12/01/24 –SYNCORA GTY Insured
10,270	Total Water and Sewer			12,256,463
$ 249,450	Total Investments (cost $216,366,866) – 138.1%			243,335,483
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (41.7)% (6)			(73,500,000)
	Other Assets Less Liabilities – 3.6%			6,336,949
	Net Assets Applicable to Common Shares – 100%			$ 176,172,432

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$243,335,483	$ —	$243,335,483
* Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments was $216,115,340.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$27,228,053
Depreciation	(7,910)
Net unrealized appreciation (depreciation) of investments	$27,220,143

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.2%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Ohio Quality Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2013